Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
6	Revenue

	2024	2023

Storage rental income	71,181,859	102,045,523
Ancillary services	2,925,224	1,623,019
Reimbursable port charges (Note 7)	2,365,257	2,027,106
	76,472,340	105,695,648

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.

During the year, the Company had allocated a portion of its storage capacity to a single customer under long-term storage agreements. Management has assessed the terms and conditions of this agreement and concluded that the pricing and capacity allocation reflect standard commercial terms based on the customer’s volume commitments and the long-term nature of the contract. The Company believes these terms are in line with its business strategy and pricing models and maintain as well market stability, liquidity and reduction of finance costs and support profitability Management continues to closely monitor the performance of this contract, as well as any material changes in the customer’s financial standing or any other risks where appropriate mitigating measures will be taken.

On March 7, 2024, a novation agreement was entered between this customer and the Company, whereby the customer granted the Company the sole and exclusive right to use and lease the allocated storage capacity at its discretion. As per the novation agreement, if the Company subleases this allocated capacity to third parties, 50% of the net excess profits will be shared with the aforementioned single customer on monthly basis. Additionally, the customer handed over its right to profit-sharing on a portion of the capacity that the Company signed with another customer. The sublease costs of USD 5,811,121 recognized under direct costs mainly represent the share of profits recognized during the period (Note 7) for this customer.

The commercial contracts with customers have been assigned as security against the borrowings obtained in 2020.

Reimbursable port charges of USD 2,365,257 (2023: USD 2,027,106) are paid by the Group to the port authority and recharged to the customers.